Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity (Details) [Line Items]
Preferred stock share authorized	1,000,000	1,000,000
Preferred stock per share (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock share issued	0	0
Preferred stock share outstanding	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent	6.00%
Sponsor shares	2,156,250
Exercise price (in Dollars per share)	$ 11.5
Common stock equals per share (in Dollars per share)	18
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock share authorized		3,545,529
Preferred stock per share (in Dollars per share)	$ 0.0001	$ 0.00001
Preferred stock share issued		3,237,800
Preferred stock share outstanding	3,237,800	3,237,800
Common Stock [Member]
Equity (Details) [Line Items]
Common stock share authorized	500,000,000	31,900,878
Common stock per share (in Dollars per share)	$ 0.0001	$ 0.00001
Common stock share issued	71,511,887	8,461,706
Common stock share outstanding	71,511,887	8,461,706
First Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 12
Second Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	14
Third Target Earn [Member] | Common Stock [Member]
Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 16
Sponsor Earn-Out Shares [Member]
Equity (Details) [Line Items]
Sponsor shares	2,156,250
Public Warrants [Member]
Equity (Details) [Line Items]
Issued	5,750,000
Outstanding	5,750,000
Exercise price (in Dollars per share)	$ 11.5
Per warrant (in Dollars per share)	$ 0.01
Remain outstanding	5,750,000